Summary of Significant Accounting Policies - Summary of Revenue and Adjusted EBITDA by Segment (Detail) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Share-based payment arrangement, expense	$ 86,696	$ 41,058	$ 30,299
Restructuring Charges [Member]
Segment Reporting Information [Line Items]
Share-based payment arrangement, expense		$ 881